Share-Based Payment	12 Months Ended
Mar. 31, 2019
Share Based Payment [Abstract]
SHARE-BASED PAYMENT
14.	SHARE-BASED PAYMENT

The following table provides the activity for the Company's stock option reserve for the years ended March 31, 2019 and 2018 (in 000's):

	Non-Controlling Interest	Stock Option Reserve
Balance, March 31, 2017	$-	$1,706
Stock based compensation expense	-	193
Stock options exercised	-	(1,632)
Balance, March 31, 2018	-	267
Value of IOX options relating to pre-acquisition services	7,364	-
Stock based compensation expense	1,111	57
Balance, March 31, 2019	$8,475	$324

The $7.4 million fair value of vested IOX options acquired in the SalvaRx Acquisition and the stock based compensation expense for unvested options are included in non-controlling interest in the combined balance sheets as of March 31, 2019.

Stock Options

The Board of Directors of the Company (the "Board") established a stock option plan (the "2013 Option Plan") under which options to acquire common shares of the Company are granted to directors, employees and consultants of the Company. The maximum number of common shares issuable under the 2013 Option Plan shall not exceed 10% of the total number of issued and outstanding common shares, inclusive of all shares presently reserved for issuance pursuant to previously granted stock options. If a stock option was surrendered, terminated or expired without being exercised, the common shares reserved for issuance pursuant to such stock option were available for new stock options granted under the 2013 Option Plan. The options vest on a schedule determined by the Board of Directors, generally over two to four years, and expire after five years.

As of March 31, 2019, the Board decided to discontinue the 2013 Option Plan. There are 595,974 stock options issued under this plan. No additional shares will be issued under this plan.

From time to time the Board issues stock options to acquire common shares of PPL, a wholly-owned subsidiary of the Company, are granted to directors, employees and consultants of PPL (the "PPL Option Plan"). On September 17, 2018, the Company issued 9,341 stock options to acquire up to 2% of PPL, with an exercise price of $5.35 per common share, to PPL's CEO. The stock options vest quarterly over 4 years and expire in five years. The fair value of these stock options on the date of grant have been estimated at a fair value of $0.04 million using a Black-Scholes option pricing model with the following assumptions:

Risk free interest rate	1%
Expected dividend	Nil
Expected volatility	68.86%
Expected life	1826 days
Fair value of stock	US$6.27

In January 2019, IOX, a subsidiary of SalvaRx, was acquired by the Company as part of the SalvaRx Acquisition. Accordingly, the 2,599 stock options to acquire common shares of IOX (the "Acquired Options") with an exercise price of £120 ($152.84) per common share, outstanding under the IOX stock option plan ("IOX Option Plan") have been acquired by the Company. At the Acquisition Date, 1,643 of the stock options, with a fair value at the Acquisition Date of $7.4 million, are fully vested and recorded in non-controlling interest with a corresponding increase to goodwill (see Note 10). The fair value of the remaining 956 unvested stock options is $4.3 million and will be recorded as compensation expense over the remaining 3-year vesting period. $1.1 million was recorded in compensation expense for the year ended March 31, 2019. The Acquired Options have a 2.6-year weighted average remaining contractual life. Following are the weighted average assumptions used in the calculation of the fair value of the vested and unvested options on the Acquisition Date:

Assumption	Vested Options	Unvested Options
Risk free interest rate	2.6%	2.6%
Expected dividend	Nil	Nil
Expected volatility	80%	80%
Expected life	1.3 years	3.2 years
Fair value of stock	US$4,630.35	US$4,630.35

There were no other options issued under the IOX Option Plan.

The following is a summary of all outstanding stock options:

	PBI 2013 Option Plan	PPL Option Plan (Subsidiary Plan)	iOx Option Plan (Subsidiary Plan)
Balance at April 1, 2016	16,750,000	47,917	-

Granted	3,566,868	-	-

Balance as at April 1, 2017	20,316,868	47,917	-

Granted	-	-	-

Exercised	(18,471,026)	-	-

Balance as at March 31, 2018	1,845,842	47,917	-

Acquired from SalvaRx Acquisition	-	-	2,599

Granted	-	9,341	-

Cancelled	(1,250,000)	-	-

Balance as at March 31, 2019	595,842	57,258	2,599

Exercisable as at March 31, 2019	595,842	50,253	1,728

The weighted average exercise price for the stock options exercised for the year ended March 31, 2018 was $0.15 per share.

Following are the weighted average exercise price and the remaining contractual life for outstanding options by plan:

	PBI		PPL		iOx
March 31,	2019	2018	2019	2018	2019
Weighted average exercise price	$0.15	$0.15	$2.83	$2.34	$152.84
Weighted average remaining contractual life (in years)	2.72	3.63	1.63	1.92	3.10

The options can be exercised at any time after vesting within the exercise period in accordance with the applicable option agreement. The exercise price was more than the market price on the date of the grants for all options outstanding as at March 31, 2019 and March 31, 2018.

The Company recorded $1.2 million, $1.1 million and $1.7 million of compensation expense related to the stock option plans for the years ended March 31, 2019, 2018 and 2017, respectively.

Consultant Stock Plan

In March 2011 and March 2017, the Board established the 2011 Consultant Stock Compensation Plan (the "2011 Plan") and the 2017 Stock Compensation Plan (the "2017 Plan"), respectively, under which the Company awards stock to employees, consultants and contractors as compensation.

As at March 31, 2018 and 2017, the Company had the following activity for the Consultant stock Compensation Plans:

	2011 Plan	2017 Plan
Registered	6,000,000	7,250,000
Issued to March 31, 2017	(4,438,333)	(7,250,000)
Balance as at April 1, 2017	1,561,667	-
Issued	(1,560,000)	(7,250,000)
Cancelled	(1,667)	-
Balance as at March 31, 2018	-	(7,250,000)
Balance as at March 31, 2019	-	(7,250,000)

During the year ended March 31, 2018, 1,560,000 shares were issued under 2011 Consultant Stock Compensation Plan to six consultants including 1,390,000 to five directors, for services provided. The shares fair value of $0.9 million, based on the market price of the Company's common shares prevailing on the date of their issuance, was included in consulting fee expense for the year ended March 31, 2018.

On March 21, 2017, four of the directors were issued 7,250,000 shares under the 2017 Consultants Stock Compensation Plan in lieu of cash fee for services provided. The shares were valued at $1.3 million based on the market price of the Company's common shares on the respective dates of grant. Since the shares were issued without any conditions of forfeiture or cancellation, the entire fair value was expensed during the year ended March 31, 2017 as consulting fee.